Organization - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporation, date of incorporation	Nov. 08, 2020
Date of commencement of business	Jan. 25, 2021